Income taxes	12 Months Ended
Dec. 31, 2021
Income taxes
Income taxes

21.Income taxes

The reconciliation of the combined Canadian federal and provincial statutory income tax rate of 26.5% (2020 - 26.5%) to the effective tax rate is as follows:

	2021	2020	2019
Net loss before income taxes	$(18,735,022)	$(12,089,338)	$(4,425,043)
Expected income tax recovery	(4,964,781)	(3,203,675)	(1,172,636)
Difference in foreign tax rates	163,190	202,331	—
Share based compensation and non-deductible expenses	(3,470)	(114,257)	(202,553)
Prior year true-ups	(48,507)	75,227	119,972
Tax rate changes and other adjustments	9,619	2,210	(15,933)
Recognition of previously unrecognized deferred tax assets	—	(317,387)	—
Foreign exchange translation adjustment	—	—	(172,081)
Change in tax benefits not recognized	5,787,676	2,411,519	1,542,386
Income tax expense (recovery)	$943,727	$(944,032)	$99,155

The Company’s income tax expense (recovery) is allocated as follows:

	2021	2020	2019
Current income tax expense (recovery)	$(875)	$106,986	$93,580
Deferred income tax expense (recovery)	944,602	(1,051,018)	5,575
Income tax expense (recovery)	943,727	(944,032)	99,155

During 2021, the Company derecognized deferred tax asset relating to our US operations and $1,202,574 was recorded as a deferred income tax expense.

The significant components of deferred tax assets are as follows:

	2021	2020
Non-capital losses carried forward	$288,654	$154,406
Intangible assets	—	59,668
Reserves	176,146	1,227,868
Deferred tax assets	$464,800	$1,441,942
Intangible assets	(1,192,153)	(43,564)
Other	(7,113)	(17,023)
Deferred tax liabilities	(1,199,266)	(60,587)
Net deferred tax assets	$(734,466)	$1,381,355

The following tables present tax effects of temporary differences and carry-forwards, as well as movements in the deferred tax balances:

	Balance at	Recognized		Balance at
	December 31,	in profit	Other	December 31,
	2020	and loss	(Opening PPA)	2021
Deferred tax assets (liabilities):
Non-capital losses carried forward	154,406	134,249		288,655
Intangible assets	16,104	27,655	(1,166,665)	(1,122,906)
Reserves	1,227,868	(1,051,723)		176,145
Other	(17,023)	(54,783)	(4,554)	(76,360)
	$1,381,355	$(944,602)	$(1,171,219)	$(734,466)

	Balance at	Recognized		Balance at
	December 31,	in profit	Other (Opening	December 31,
	2019	and loss	PPA)	2020
Deferred tax assets (liabilities):
Non-capital losses carried forward	183,530	(29,124)	—	154,406
Intangible assets	(37,150)	53,254	—	16,104
Right of use assets	3,030	(3,030)	—	—
Reserves	180,927	1,046,941	—	1,227,868
Other	—	(17,023)	—	(17,023)
	$330,337	$1,051,018	$—	$1,381,355

Deferred taxes are provided as a result of temporary differences that arise due to the differences between the income tax values and the carrying amount of assets and liabilities. Deferred tax assets have not been recognized in respect of the following deductible temporary differences:

	2021	2020
Property and equipment	317,392	633,070
Intangible assets	10,691,053	3,762,917
Share issuance costs – 20(1)(e)	474,873	318,920
Non-capital losses carried forward – Canada	21,725,215	16,387,380
Non-capital losses carried forward – US	10,537,511	344,750
Non-capital losses carried forward – Australia	195,574	—
Capital losses carried forward – Canada	346,457	345,288
Capital losses carried forward – Australia	537,322	570,372
Investment tax credits	597,175	595,160
SR&ED pool	1,868,445	1,862,140
Share appreciation rights plan obligation	—	153,638
Ontario SR&ED credit	92,507	92,195
Contract liabilities	270,320	412,831
Lease obligations	(58,111)	19,888
Accrued vacation	38,584	—
Accrued liabilities	12,409	—
Accrued interest	1,257,173	—
Difference between cash and accrual basis	(676,122)	—
AFDA Reserve	117,163	—
Contingent Consideration Liabilities	445,972	—
Stock-based Compensation	149,343	—
Business acquisition expenses	314,633	—
Unrealized foreign exchange	—	674,146
	49,254,888	26,172,695

The Company has available Canadian non-capital losses of approximately $21,725,215 and capital losses of approximately $346,457. The net capital loss carry-forward may be carried forward indefinitely but can only be used to reduce capital gains. The Company’s Canadian non-capital income tax losses expire between the years 2026 to 2041.

During the year ended December 31, 2021, the Company utilized Canadian loss carry-forwards of approximately $nil (2020 - nil and 2019 - nil) to reduce taxable income in the current year.

The Company also has investment tax credits available to reduce future federal taxes payable of approximately $597,175 if not utilized will expire between the years 2025 to 2034.

The effective and statutory tax rate in the Company’s Australian subsidiaries is 26.0% (2020, 2019– 27.5%). These subsidiaries have capital losses of approximately $537,322 (2020 – $570,372 and 2019 - $245,455) available to offset future taxable capital gains. These losses do not expire.

The Company’s US subsidiaries have non-capital losses of approximately $10,537,511 (2020 - $344,750) available to reduce future taxable income. These losses do not expire.

The Company’s UK subsidiary have non-capital losses of approximately $26,614 available to reduce future taxable income.

Unrecognized deferred tax liabilities

The aggregate amount of temporary differences associated with investments in subsidiaries for which the Company have not recognized deferred tax liabilities is approximately $250,000 as the Company ultimately controls whether the liability will be incurred and is satisfied that it will not be incurred in the foreseeable future.